Segment Reporting - Additional Information (Detail)	Apr. 28, 2012 Segment Store	May 01, 2010 Segment
Segment Reporting Information [Line Items]
Number of operating segments	3	3
Number of stores	1,338
B&N Retail
Segment Reporting Information [Line Items]
Number of stores	691
B&N College
Segment Reporting Information [Line Items]
Number of stores	647